FAIR VALUE MEASURMENTS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Mar. 30, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding warrants	9,882,025
2011-2012 Placement Agent And Investor [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price Of Warrants Adjusted	$ 1.00
2011-2012 Placement Agent And Investor [Member] | Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price Of Warrants Adjusted	$ 1.23
2011-2012 Investor [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants Additional Issue	2,371,827
2011-2012 Placement agent $5.00 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants Additional Issue	338,099
2011-2012 Placement agent $7.50 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants Additional Issue	452,028
2011-2012 Private placement [Member] | Investors And Placement Agent Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.50
Placement Agents [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Issued During Period Warrants Exercised	1,824
Placement Agents [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price Of Warrants 1		$ 7.50
Warrants Issued			96,440
Placement Agents [Member] | 2011-2012 Private placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.50
Investor [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Proceeds from Issuance of Private Placement (in dollars)		$ 2,461
Warrants Issued			492,200
Investor [Member] | 2011-2012 Private placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.50
Common Stock [Member] | Placement Agents [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Conversion of Stock, Shares Issued	1,824
Common Stock [Member] | Placement Agents [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants		96,440
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.00
Common Stock [Member] | Investor [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants		492,200
Warrants Measured At Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding warrants	9,141,163